Related Party Transactions (Notes)	12 Months Ended
Sep. 30, 2016
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
RELATED PARTY TRANSACTIONS

In the ordinary course of business, the Company enters into transactions with related parties, such as equity affiliates. Such transactions consist of facility management services, the sale or purchase of goods and other arrangements.

The net sales to and purchases from related parties for continuing operations included in the consolidated statements of income were $879 million and $134 million, respectively, for fiscal 2016; $854 million and $63 million, respectively, for fiscal 2015; and $836 million and $60 million, respectively, for fiscal 2014.

The following table sets forth the amount of accounts receivable due from and payable to related parties for continuing operations in the consolidated statements of financial position (in millions):

	September 30,
	2016	2015

Receivable from related parties	$66	$50
Payable to related parties	11	14

The Company has also provided financial support to certain of its VIE's, see Note 1, "Summary of Significant Accounting Policies," of the notes to consolidated financial statements for additional information.